6. Derivative Liabilities - Derivative Liabilities - Assumptions (Details)	15 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013 Commitment Date [Member] Minimum [Member]	Dec. 31, 2013 Commitment Date [Member] Maximum [Member]	Dec. 31, 2013 Remeasurement Date [Member] Minimum [Member]	Dec. 31, 2013 Remeasurement Date [Member] Maximum [Member]
Expected dividends	0.00%	0.00%		0.00%
Expected volatility	150.00%	150.00%		150.00%
Expected term		2 years	5 years	1 year 11 months	4 years 4 months
Risk free interest rate	0.03%	0.29%	1.68%	0.38%	1.75%